UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ore Hill Partners LLC
Address: 650 Fifth Ave, 9th Floor

         New York, NY  10019

13F File Number:  28-11672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sophie S. Kim
Title:     Assistant General Counsel/Chief Compliance Officer
Phone:     (212) 389-2560

Signature, Place, and Date of Signing:

     /s/ Sophie S. Kim     New York, NY/USA     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $1,773 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBAC FINL GROUP INC           COM              023139108       39    30000 SH       SOLE                    30000        0        0
AMERICAN INTL GROUP INC        COM              026874107       79    50000 SH       SOLE                    50000        0        0
CALPINE CORP                   COM NEW          131347304      218    30000 SH       SOLE                    30000        0        0
CIT GROUP INC                  COM              125581108      204    45000 SH       SOLE                    45000        0        0
DYNEGY INC DEL                 CL A             26817G102      583   291700 SH       SOLE                   291700        0        0
HUNTSMAN CORP                  COM              447011107      585   170000 SH       SOLE                   170000        0        0
RAM HOLDINGS LTD               SHS              G7368R104       65   175000 SH       SOLE                   175000        0        0